Guarantees and commitments	6 Months Ended
Jun. 30, 2013
Guarantees and commitments
Note 24 Guarantees and commitments

> Refer to “Note 25 – Guarantees and commitments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 and to “Note 30 – Guarantees and commitments” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for further information.

Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M13 (CHF million)
Credit guarantees and similar instruments	10,404	2,370	12,774	12,546		9	1,931
Performance guarantees and similar instruments	4,683	4,233	8,916	8,013		80	2,978
Securities lending indemnifications	12,578	0	12,578	12,578		0	12,578
Derivatives [2]	17,793	17,842	35,635	35,635		1,132	–	[3]
Other guarantees	3,738	1,211	4,949	4,934		3	2,609
Total guarantees	49,196	25,656	74,852	73,706		1,224	20,096
2012 (CHF million)
Credit guarantees and similar instruments [4]	10,101	2,481	12,582	12,195		53	1,918
Performance guarantees and similar instruments	5,047	4,300	9,347	8,608		135	3,307
Securities lending indemnifications	12,211	0	12,211	12,211		0	12,211
Derivatives [2]	21,197	14,218	35,415	35,415		985	–	[3]
Other guarantees	4,172	1,109	5,281	5,260		3	2,789
Total guarantees	52,728	22,108	74,836	73,689		1,176	20,225
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.
4 Prior period has been corrected.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by Swiss Financial Market Supervisory Authority FINMA (FINMA) or by compulsory liquidation of another deposit taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank’s banking subsidiaries in Switzerland, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2012 to June 30, 2013 was CHF 0.6 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2013 to June 30, 2014, the Bank’s share in the deposit insurance guarantee program based on FINMA’s estimate will be CHF 0.5 billion.

PAF2 transaction

The Bank’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Bank. In 1Q12, the Bank entered into the 2011 Partner Asset Facility (PAF2) transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covers approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Bank, and is addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element is retained by the Bank and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The model used to value the PAF2 awards is the standard Gaussian copula valuation model used for synthetic CDO trades with adjustments necessary to incorporate the specific nature of the PAF2 transaction. The key model inputs are notional value, correlation assumption, credit spreads, liquidity and recovery rates of the portfolio, the Bank’s own credit spread and the maturity of the trade. In the model, the credit spreads of the counterparties determine the respective probability of default. Such probability is used to compute the expected value of the cash flows contingent on survival and on default of the counterparties in the reference portfolio. The credit spreads are sourced using observable data from credit default swaps (CDS) on the specific reference entity. Where a specific reference entity curve does not exist for a reference name in the portfolio, a proxy curve is used. The expected value of the counterparty exposure on default determines the equivalent notional value for the given name. This is computed from the effective positive exposure which is the weighted average over time of the expected exposure used by the Bank for counterparty risk management. As of the end of 6M13, the carrying value of the PAF2 awards was CHF 596 million. The amount of the PAF2 awards compensation expense for 6M13 was a credit of CHF 17 million and is included in the amount reflected in the “Deferred compensation expense” table in Note 21 – Employee deferred compensation, which includes deferred compensation expense for a smaller plan unrelated to the hedging aspects of this transaction.

The Bank has purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a CDS, accounted for at fair value, with a third-party entity. The value of the senior layer is calculated using the same model as for the PAF2 awards. As of the end of 6M13, the CDS had a positive replacement value of CHF 17 million and was reflected in credit derivatives in the “Fair value of derivative instruments” table in Note 23 – Derivatives and hedging activities. The Bank also has a credit support facility with this entity that allows the Bank to provide credit support in connection with other assets that are commonly financed through the issuance of commercial paper (CP) and, in connection with the CDS, to provide immediately available funding to this entity in certain circumstances. Among others, such circumstances include: (i) a disruption of the CP market such that the entity cannot issue or roll a CP to fund the CDS payment or repay a maturing CP; (ii) the interest payable on the CP exceeds certain thresholds and the Bank instructed the entity to draw on the facility instead of issuing a CP; (iii) a CP was issued by the entity to fund a CDS payment and subsequently the short-term rating of the facility provider is downgraded; or (iv) to repay any outstanding CP at the maturity date of the facility. Any funded amount may be settled by the assignment of the rights and obligations of the CDS to the Bank. The credit support facility is accounted for on an accrual basis and is reflected in credit guarantees and similar instruments in the “Guarantees” table. As of the end of 6M13, the carrying value of the credit support facility included in this table was zero (in million Swiss francs). The transaction overall is a four-year transaction, but can be extended to nine years. The Bank has the right to terminate the third-party transaction for certain reasons, including certain regulatory developments.

In December 2012, the Basel Committee on Banking Supervision published updated regulatory guidance that makes the PAF2 transaction as currently structured ineligible for counterparty credit spread hedging under the Basel III framework. As a result of this new guidance, the Bank now has the right to exercise the regulatory call to restructure or terminate the CDS and the credit support facility layer at par and terminate the mezzanine layer at fair value. The Bank is evaluating restructuring the transaction in order for the PAF2 transaction as a whole to remain an eligible counterparty credit spread hedge under Basel III, or alternatively, the Bank may decide to terminate the transaction in its entirety.

Representations and warranties on residential mortgage loans sold

In connection with Investment Banking’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.

With respect to its outstanding repurchase claims balance for government-sponsored enterprises, private investors and non-agency securitizations, the Bank is unable to estimate reasonably possible losses in excess of the amounts accrued because the Bank has limited reliable information about the status of such loans following their sale. With respect to outstanding repurchase claims from private investors and non-agency securitizations, the Bank is unable to estimate reasonably possible losses in excess of the amounts accrued due to the Bank’s limited history of resolving such repurchase claims.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to June 30, 2013 by counterparty type and the development of outstanding repurchase claims and provisions for outstanding repurchase claims and provisions for outstanding repurchase claims in 6M13 and 6M12, including realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold

Residential mortgage loans sold from January 1, 2004 to June 30, 2013 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	23.1
Non-agency securitizations	132.5	[2]
Total	163.8
1 Primarily banks.
2
The outstanding balance of residential mortgage loans as of June 30, 2013 was USD 27.4 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of June 30, 2013 is attributable to borrower payments of USD 87.3 billion and losses of USD 17.8 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims

	6M13					6M12
	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	464	1,395	1,926		68	432	243	743
New claims	36	115	489	640		36	22	777	835
Claims settled through repurchases	(4)	0	(2)	(6)	[1]	(3)	0	(5)	(8)	[1]
Other settlements	(8)	(155)	(7)	(170)	[2]	(4)	(1)	(8)	(13)	[2]
Total claims settled	(12)	(155)	(9)	(176)		(7)	(1)	(13)	(21)
Claims rescinded	(10)	(4)	0	(14)		(26)	(5)	0	(31)
Transfers to arbitration and litigation, net [3]	0	0	(681)	(681)		0	0	(156)	(156)
Balance at end of period	81	420	1,194	1,695		71	448	851	1,370
1 Settled at a repurchased price of USD 6 million and USD 9 million in 6M13 and 6M12, respectively.
2 Settled at USD 25 million and USD 10 million in 6M13 and 6M12, respectively.
3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims

	6M13	6M12
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	55	59
Increase/(decrease) in provisions, net	74	16
Realized losses [2]	(31)	(19)	[3]
Balance at end of period [4]	98	56
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 28 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to government-sponsored enterprises and non-agency securitizations.
4 Primarily related to government-sponsored enterprises.

Other commitments

	6M13							2012
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,653	29	5,682		5,567		3,160	6,210	41	6,251		6,054		3,219
Loan commitments	167,367	74,586	241,953	[2]	236,515		162,088	166,259	67,646	233,905	[2]	228,433		151,616
Forward reverse repurchase agreements	43,192	0	43,192		43,192		43,192	45,556	0	45,556		45,556		45,556
Other commitments	3,762	1,531	5,293		5,293		167	906	1,609	2,515		2,515		131
Total other commitments	219,974	76,146	296,120		290,567		208,607	218,931	69,296	288,227		282,558		200,522
1 Total net amount is computed as the gross amount less any participations.
2
Includes CHF 137,542 million and CHF 136,669 million of unused credit limits as of the end of 6M13 and 2012, respectively, which were revocable at the Bank's sole discretion upon notice to the client.